SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184


                                                  February 15, 2008


Ms. Linda Sterling
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


    RE:  AllianceBernstein Variable Products Series Fund, Inc. (the "Fund")
        (File Nos. 33-18647 and 811-05398)


Dear Sir or Madam:

     Attached for filing is the Fund's Registration Statement on Form N-14 in connection with the acquisitions of all of the assets and all of the liabilities of AllianceBernstein High Yield Portfolio, AllianceBernstein Global Bond Portfolio, AllianceBernstein Americas Government Income Portfolio and AllianceBernstein Global Dollar Government Portfolio, each a series of the Fund by AllianceBernstein U.S Government/High Grade Securities Portfolio, a series of the Fund. This Registration Statement is filed pursuant to Rule 488 under the 1933 Act. If you have any questions regarding the filing, you can contact Kathleen Clarke or the undersigned at 202-737-8833.




                                                  Sincerely,

                                                  /s/ Young Seo
                                                  -------------
                                                      Young Seo



cc:      Kathleen Clarke


SK 00250 0455 856356